Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 52,791	$ 37,834
Accounts receivable, net	2,264	5,110
Prepaid expenses and other current assets	1,168	112
Due from related parties	4,864	2,804
Total current assets	61,087	45,860
Vessels, net	378,444	400,192
Intangible assets	25,164	28,450
Deferred dry dock and special survey costs, net	11,086	6,066
Total non-current assets	414,694	434,708
Total assets	475,781	480,568
Current liabilities
Accounts payable	2,386	412
Accrued expenses	602	654
Due to related parties	0	438
Deferred revenue	2,494	1,931
Current portion of long-term debt, net of deferred finance costs and discount	661	643
Total current liabilities	6,143	4,078
Long-term debt, net of deferred finance costs and discount	196,515	197,176
Total non-current liabilities	196,515	197,176
Total liabilities	202,658	201,254
Commitments and contingencies
Total Partners' capital
Common Unitholders (9,675,795 units and 9,342,692 units issued and outstanding at December 31, 2016 and December 31, 2015, respectively)	125,635	126,317
Subordinated Series A Unitholders (1,592,920 units issued and outstanding at December 31, 2016 and none at December 31, 2015)	26,593	27,379
Subordinated Unitholders (9,342,692 units issued and outstanding at December 31, 2016 and December 31, 2015)	115,552	120,154
General Partner (420,641 units issued and outstanding at December 31, 2016 and 413,843 issued and outstanding at December 31, 2015)	5,343	5,464
Partners' capital	273,123	279,314
Total liabilities and Partners' capital	$ 475,781	$ 480,568